Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Principal Amount Outstanding of Registered Debt Securities	The following table sets forth, the principal amount of the registered debt securities issued by Petróleos Mexicanos pursuant to such exchange of notes:

Security	Issuer	Guarantors	Principal amount outstanding U.S.$
10.000% Notes due 2033	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,972,663